Finance Income and Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Finance Income and Costs [Abstract]
Finance costs	$ 14,291	$ 4,530	[1]	$ 1,116	[1]
Finance income	326	610	[1]	1,015	[1]
Change in fair value of warrant liabilities	27,811	0	[1]	0	[1]
Exchange Gain / (Loss)	868	(2,836)		17,075
Finance Income (Loss), Net	14,714	(6,756)		16,974
Interest expense	10,234	252		851
Interest expense on lease liabilities	617	572		265
Interest expense on other financial liabilities	3,440	3,706		0
Finance costs	$ (14,291)	$ (4,530)	[1]	$ (1,116)	[1]

[1]	Restated to reflect reclassification of certain expense items described in Note 2.